ORGANIZATION - Additional Information (Details) $ in Thousands						1 Months Ended
	Mar. 15, 2023	Jul. 26, 2022	May 31, 2022 shares	Jun. 18, 2021	Mar. 31, 2021	Jun. 30, 2022 MW	Oct. 31, 2021 MW	Dec. 28, 2023 USD ($)	Jul. 12, 2022	Sep. 30, 2021
Mining pool operation | Discontinued Operations, Disposed of by Sale [Member]
Consideration | $								$ 5,000
Mining pool operation | Esport - Win Limited
Consideration | $								$ 5,000
Viking Data Centers LLC
Number of exclusive access to remaining megawatts						67.5
Bee Computing (HK) Limited("Bee Computing")
Number of shares issued for acquisition | shares			16,038,930
Loto Interactive | Sale and purchase agreement
Percentage of equity interest acquired									51.00%
Decrease of ownership interest percentage	8.79%	8.79%
Ohio Mining Site
Percentage of equity interest ownership in ohio mining site							55.00%
Maximum planned power capacity in megawatts							150
Number of consideration megawatts in site facilities						67.5
Percentage of total planned power capacity						45.00%
Viking Data Centers LLC
Percentage of equity interest										51.00%
Number of consideration megawatts in site facilities						67.5
Number of access to Mega Watt of planned electrical power						82.5
Viking Data Centers LLC | Viking Data Centers LLC
Number of access to Mega Watt of planned electrical power						82.5
Number of exclusive access to remaining megawatts						67.5
Loto Interactive
Increase of minority interest ownership percentage by noncontrolling owners				59.79%	54.20%